EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Schedule of Employee Benefit Liabilities
	As of December 31,
	2023	2022
	U.S. dollars (in thousands)
Non- current
Accrued severance pay	3,632	3,848
Less - funds	(2,630)	(2,815)
	1,002	1,033
Current
Accrued vacation	1,391	953
Accrued recuperation	57	9
	1,448	962